American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
October 31, 2023

One Choice In Retirement Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 44.3%
Diversified Bond Fund G Class	40,677,489	351,453,501
High Income Fund G Class	7,830,626	62,645,007
Inflation-Adjusted Bond Fund G Class	5,831,058	59,185,235
Short Duration Fund G Class	14,195,453	136,134,395
Short Duration Inflation Protection Bond Fund G Class	12,612,935	127,390,646
		736,808,784
Domestic Equity Funds — 30.7%
Disciplined Growth Fund G Class	1,986,768	42,318,156
Focused Large Cap Value Fund G Class	15,026,087	139,592,346
Growth Fund G Class	1,380,168	63,046,084
Heritage Fund G Class(2)	1,273,668	27,447,535
Mid Cap Value Fund G Class	3,352,615	48,177,076
Small Cap Growth Fund G Class	808,445	14,002,265
Small Cap Value Fund G Class	1,671,107	14,488,498
Sustainable Equity Fund G Class	3,797,711	161,706,521
		510,778,481
International Fixed Income Funds — 14.1%
Emerging Markets Debt Fund G Class	2,404,956	20,129,482
Global Bond Fund G Class	21,198,488	174,251,574
International Bond Fund G Class(2)	3,891,425	39,459,050
		233,840,106
International Equity Funds — 10.9%
Global Real Estate Fund G Class	1,427,911	15,278,650
International Growth Fund G Class(2)	6,864,649	72,765,279
International Small-Mid Cap Fund G Class	1,003,238	8,407,136
International Value Fund G Class	11,029,523	85,809,686
		182,260,751
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,605,662,907)		1,663,688,122
OTHER ASSETS AND LIABILITIES†		(44)
TOTAL NET ASSETS — 100.0%		$1,663,688,078

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$392,741	$4,363	$26,556	$(19,094)	$351,454	40,677	$(3,617)	$4,363
High Income Fund	70,928	1,193	8,081	(1,395)	62,645	7,831	(1,241)	1,193
Inflation-Adjusted Bond Fund	65,181	—	3,861	(2,135)	59,185	5,831	(303)	—
Short Duration Fund	153,087	1,741	19,199	505	136,134	14,195	(1,401)	1,741
Short Duration Inflation Protection Bond Fund	143,196	—	16,104	298	127,390	12,613	(445)	—
Disciplined Growth Fund	45,500	—	229	(2,953)	42,318	1,987	103	—
Focused Large Cap Value Fund	147,325	3,952	—	(11,685)	139,592	15,026	—	978
Growth Fund	67,787	—	34	(4,707)	63,046	1,380	39	—
Heritage Fund(3)	32,007	—	—	(4,560)	27,447	1,274	—	—
Mid Cap Value Fund	53,168	864	—	(5,855)	48,177	3,353	—	325
Small Cap Growth Fund	16,638	—	—	(2,636)	14,002	808	—	—
Small Cap Value Fund	17,232	88	—	(2,832)	14,488	1,671	—	88
Sustainable Equity Fund	175,129	2,627	1,767	(14,282)	161,707	3,798	(55)	—
Emerging Markets Debt Fund	22,569	259	1,409	(1,290)	20,129	2,405	(221)	259
Global Bond Fund	196,275	1,922	18,514	(5,431)	174,252	21,198	(2,809)	1,922
International Bond Fund(3)	43,289	—	1,213	(2,616)	39,460	3,891	(178)	—
Global Real Estate Fund	17,064	—	—	(1,785)	15,279	1,428	—	—
International Growth Fund(3)	80,515	4,324	—	(12,074)	72,765	6,865	—	—
International Small-Mid Cap Fund	9,741	—	—	(1,334)	8,407	1,003	—	—
International Value Fund	93,550	444	462	(7,721)	85,811	11,030	7	—
	$1,842,922	$21,777	$97,429	$(103,582)	$1,663,688	158,264	$(10,121)	$10,869
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.